Investment in Aqualung - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of financial assets [line items]
Fair value gain (loss) on Investment in Aqualung	$ 113	$ (238)	$ 204	$ 2,752
Fair value investment		5,400		5,400
Fair value gain from foreign exchange translation effects	$ (2,807)	$ 984	(5,161)	1,004
Aqualung Carbon Capture AS
Disclosure of financial assets [line items]
Fair value gain (loss) on Investment in Aqualung				$ 2,800
Fair value gain from foreign exchange translation effects			$ 200